Income Taxes - Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	$ (613,972)		$ (325,156)		$ (207,212)
Non-deductible interest expenses	92,344
Other non-deductible expenses and non-taxable income, net	160,550		131,486		299,994
Social expenditures	2,768		4,618		3,888
Change in valuation allowance	21,574		195,971		125,056
Change in unrecognized tax benefits under ASC 740	(30,378)		61,230		17,598
Different tax rates in foreign jurisdictions	2,783		5,800		(268)
Fines and penalties related to taxes	12,605		631		5,988
Effect from disposal of subsidiaries			16,874
Unrecognized tax position of prior periods recognized in 2014	114,212
Other permanent differences	53,606		(12,362)		(2,443)
Income tax (benefit) expense	$ (183,908)	[1]	$ 79,092	[1]	$ 242,601	[1]

[1]	See Note 20